Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 607,579		¥ 527,407	¥ 95,982	¥ 188,980
Term deposits and short term investments	428,343		558,765
Prepayments and other current assets	25,470		34,108
Total current assets	1,474,352		1,478,628
Non-current assets:
Investments in the subsidiaries	85,436		101,221
Available-for-sale debt investments	313		309
Total non-current assets	237,575		280,116
Total assets	1,711,927		1,758,744
Current liabilities:
Accrued expenses and other current liabilities	65,708		71,656
Total current liabilities	537,320		526,994
Total liabilities	598,517		595,121
Shareholders’ equity:
Additional paid-in capital	1,642,077		1,640,535
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	(1,480)		(655)
Statutory reserves	99,124		99,342
Accumulated deficits	(566,701)		(513,365)
Accumulated other comprehensive loss	(37,305)		(40,397)
Total Phoenix New Media Limited shareholders’ equity	1,175,267		1,225,012
Total liabilities and shareholders’ equity	1,711,927		1,758,744
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499		17,499
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	(1,500)	$ (0.2)
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053		22,053
Parent Company
Current assets:
Cash and cash equivalents	480		21,538
Amounts due from subsidiaries and VIEs	962,552		897,329
Prepayments and other current assets	3,609		6,838
Total current assets	966,641		925,705
Non-current assets:
Investments in the subsidiaries	488,251		535,839
Available-for-sale debt investments	313		309
Total non-current assets	488,564		536,148
Total assets	1,455,205		1,461,853
Current liabilities:
Amounts due to subsidiaries and VIEs	278,913		235,681
Accrued expenses and other current liabilities	1,025		1,160
Total current liabilities	279,938		236,841
Total liabilities	279,938		236,841
Shareholders’ equity:
Additional paid-in capital	1,642,077		1,640,535
Treasury stock (2,044,080 shares and 5,807,088 shares as of December 31, 2023 and 2024, respectively)	1,480		655
Accumulated deficits	(467,577)		(414,023)
Accumulated other comprehensive loss	(37,305)		(40,397)
Total Phoenix New Media Limited shareholders’ equity	1,175,267		1,225,012
Total liabilities and shareholders’ equity	1,455,205		1,461,853
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499		17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053		¥ 22,053